                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-21076

                         PIMCO Municipal Income Fund II
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                         Date of fiscal year end: May 31

          Date of reporting period: July 1, 2007 through June 30, 2008

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21076
Reporting Period: 07/01/2007 - 06/30/2008
PIMCO Municipal Income Fund II









======================== PIMCO MUNICIPAL INCOME FUND II ========================
========== END NPX REPORT

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                        PIMCO Municipal Income Fund II


By (Signature and Title)*:           /s/  Thomas J. Fuccillo
                                     --------------------------------
                                     Name: Thomas J. Fuccillo
                                     Title: Secretary

Date: August 29, 2008

* Print the name and title of each signing officer under his or her signature.